Reinhart Mid Cap PMV Fund

Schedule of Investments
February 28, 2021 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 93.6%
Communication Services - 3.1%
Interpublic Group of Companies	239,010	$6,242,941

Consumer Discretionary - 7.3%
Aramark	93,753	3,480,111
eBay	97,120	5,479,510
LKQ *	152,930	6,023,913
		14,983,534
Consumer Staples - 2.9%
Ingredion	66,500	5,998,300

Energy - 1.9%
Baker Hughes	156,000	3,818,880

Financials - 23.1%
American Financial Group	50,500	5,388,350
BOK Financial	69,041	5,941,668
Citizens Financial Group	136,310	5,921,306
Fifth Third Bancorp	104,310	3,618,514
Loews	106,180	5,076,466
Northern Trust	29,160	2,773,991
Progressive	45,700	3,927,915
SEI Investments	80,000	4,480,000
Signature Bank	17,280	3,772,915
White Mountains Insurance Group	5,333	6,373,255
		47,274,380
Health Care - 11.0%
Cerner	60,050	4,151,857
Dentsply Sirona	57,091	3,029,820
Encompass Health	79,687	6,410,022
Universal Health Services, Class B	37,540	4,704,888
Zimmer Biomet Holdings	25,000	4,076,500
		22,373,087
Industrials - 14.7%
Allison Transmission Holdings	120,840	4,582,253
AMERCO	12,845	7,382,278
Carlisle Companies	27,670	4,019,068
General Dynamics	31,730	5,186,903
Huntington Ingalls Industries	26,350	4,635,229
Snap-on	20,395	4,142,428
		29,948,159
Information Technology - 11.6%
Citrix Systems	41,460	5,538,227
Cognizant Technology Solutions, Class A	51,060	3,751,889
Fidelity National Financial	103,000	3,942,840
Lumentum Holdings *	42,500	3,825,000
Sensata Technologies Holding plc *	64,000	3,666,560
Skyworks Solutions	16,600	2,951,812
		23,676,328
Materials - 1.5%
Sealed Air	72,000	3,016,800

Real Estate - 9.0%
American Campus Communities - REIT	113,500	4,648,960
Camden Property Trust - REIT	38,295	3,988,424
Ventas - REIT	106,920	5,656,068
Weyerhaeuser - REIT	122,520	4,149,753
		18,443,205
Utilities - 7.5%
Avista	127,517	5,127,459
UGI	131,750	5,047,342
Vistra Energy	303,710	5,238,998
		15,413,799
TOTAL COMMON STOCKS
(Cost $147,600,408)		191,189,413

SHORT-TERM INVESTMENT - 6.3%
First American Treasury Obligations Fund, Class X, 0.03% ^
(Cost $12,853,123)	12,853,123	12,853,123

Total Investments - 99.9%
(Cost $160,453,531)		204,042,536
Other Assets and Liabilities, Net - 0.1%		116,340
Total Net Assets - 100.0%		$204,158,876

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of February 28, 2021.
REIT - Real Estate Investment Trust

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$191,189,413	$-	$-	$191,189,413
Short-Term Investment	12,853,123	-	-	12,853,123
Total Investments	$204,042,536	$-	$-	$204,042,536

Refer to Schedule of Investments for furhter information on the classification of investments.